Simpson Thacher & Bartlett llp
425 Lexington Avenue
New York, N.Y. 10017-3954
(212) 455-2000

Facsimile (212) 455-2502

Direct Dial Number	E-Mail Address
212-455-3189	etolley@stblaw.com

March 24, 2006
VIA FEDERAL EXPRESS AND EDGAR

Re:	Dresser-Rand Group Inc. –
Amendment No. 2 to Registration Statement on
Form S-4, File No.: 333-131212
Jay Mumford
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 6010
Washington, DC 20549
Dear Mr. Mumford:
On behalf of Dresser-Rand Group Inc., Dresser-Rand LLC, Dresser-Rand Power LLC, Dresser-Rand Company, D-R Steam LLC and Dresser-Rand Global Services, L.L.C. (collectively, the “Registrants”) we are filing Amendment No. 2 to the Registration Statement on Form S-4 (the “S-4 Registration Statement”). The Registrants provided responses to all outstanding comments to Amendment No. 1 to the S-4 Registration Statement in a letter dated March 16, 2006 from Edward P. Tolley III to Jay Mumford, a member of the staff of the Securities and Exchange Commission (the “Staff”). In a phone conversation between Jay Mumford and Edward P. Tolley III on March 21, 2006, Jay Mumford confirmed that the Staff had no further comments to the S-4 Registration Statement.

* * * *
     Please do not hesitate to contact me, at 212-455-3189, or Lori E. Scher, at 212-455-2447, of this firm with any questions you may have regarding this filing.
Very truly yours,

/s/ Edward P. Tolley III
Edward P. Tolley III